Subsequent Events		7 Months Ended
	Mar. 08, 2021	Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 8. Subsequent events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based on this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements. In April 2021, the Company borrowed $250,000 under the Promissory Note.

NOTE
9
. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.